Expense Example, No Redemption - The Hartford High Yield Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 176
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	$ 2,041